Princeton Everest Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2023

Investments	Geographic Region	Shares	Cost	Fair Value	% of Net Assets		Unrealized Appreciation / (Depreciation) from Investments
PRIVATE FUNDS (f)(g) - 74.7%
Apollo Hybrid Value Fund, L.P. (a)	Americas		$16,171,804	$17,265,465	12.4%		$1,093,661
Apollo Investment Fund X L.P. (a)(i)(k)	Americas		-	(163,287)	(0.1)		(163,287)
Bain Capital Special Situations Asia, L.P. (a)(i)	Asia		3,711,824	4,426,224	3.2		714,400
Blackstone Partners VII LP (a)	Americas		1,909,877	2,145,931	1.5		236,054
Bridge Debt Strategies Fund II LP (a)	Americas		923,904	850,194	0.6		(73,710)
Carlyle Direct Alternative Opportunities Fund II (a)	Americas		2,700,063	2,732,593	2.0		32,530
Carlyle Partners VIII, L.P. (a)	Americas		2,810,966	2,637,639	1.9		(173,327)
Ellington Mortgage Recovery Partners II LP (a)	Americas		3,750,000	3,921,371	2.8		171,371
Ellington Private Opportunities Partners II LP (a)(d)	Americas		603,428	5,074,230	3.6		4,470,802
Ellington Private Opportunities Partners III LP (a)	Americas		2,340,000	2,417,368	1.7		77,368
EPO Onshore Partners LP (a)(b)	Americas		-	104,422	0.1		104,422
Guggenheim Private Debt Fund 2.0, LLC (a)	Americas		1,486,964	841,034	0.6		(645,930)
KKR Americas Fund XII L.P. (a)	Americas		1,693,405	2,497,501	1.8		804,096
KKR Asian Fund III L.P. (a)	Asia		2,667,342	3,526,312	2.5		858,970
KKR European Fund V (a)	Europe		2,749,500	2,768,847	2.0		19,347
KKR Indigo Equity Partners (a)	Americas		1,932,436	1,918,784	1.4		(13,652)
KKR North America Fund XI L.P. (a)	Americas		5,491,890	3,315,995	2.4		(2,175,895)
KKR North America Fund XIII L.P. (a)	Americas		1,420,887	1,486,485	1.1		65,598
Mount Yale Private Equity Fund, LP (a)(c)	Americas		10,190	140,394	0.1		130,204
MYPE Investment Partners L.P. (a)	Americas		7,957,614	10,150,459	7.3		2,192,845
Nuveen Churchill Direct Lending Corp. (a)	Americas		5,494,434	5,321,532	3.8		(172,902)
Silver Lake Alpine II, L.P. (a)	Americas		2,417,205	2,781,410	2.0		364,205
TPG Healthcare Partners, L.P. (a)	Americas		4,250,487	5,268,583	3.8		1,018,096
TPG Partners VIII, L.P. (a)	Americas		6,291,706	9,127,813	6.5		2,836,107
TPG Partners IX L.P. (a)(k)	Americas		-	(18,494)	(0.0)	(j)	(18,494)
Warburg Pincus Global Growth, L.P. (a)	Global		9,096,500	12,553,829	9.0		3,457,329
Warburg Pincus Global Growth 14, L.P. (a)	Global		750,000	1,032,795	0.7		282,795
TOTAL PRIVATE FUNDS			$88,632,426	$104,125,429	74.7%		$15,493,003

MUTUAL FUNDS - 13.1%
OPEN END FUNDS - 13.1%
Credit Suisse Floating Rate High Income Fund Institutional Class	Americas	1,002,389	6,458,252	6,325,075	4.5%		(133,177)
Deer Park Total Return Credit Fund - Class I (c)	Americas	678,526	6,692,880	5,896,392	4.2		(796,488)
PIMCO Real Return Fund - Institutional Class	Americas	2	22	19	0.0	(h)	(3)
Princeton Premium Fund - Class I (c)	Americas	506,034	6,089,296	6,123,016	4.4		33,720
TOTAL MUTUAL FUNDS			$19,240,450	$18,344,502	13.1%		$ (895,948)

SHORT TERM INVESTMENT - 13.9%
First American Government Obligations Fund - Class X 5.01% (e)(f)		19,296,790	$19,296,790	$19,296,790	13.9%
TOTAL SHORT TERM INVESTMENT			$19,296,790	$19,296,790	13.9%

TOTAL INVESTMENTS - 101.7% (Cost - $127,169,666)				$141,766,721
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7)%				(2,300,773)
NET ASSETS - 100.0%				$139,465,948

(a)	Securities are restricted to resale.
(b)	The Fund's investment in EPO Onshore Partners LP was formed under a master-feeder fund structure for the purpose of investing all of its investable assets in Ellington Private Opportunities Master Fund (A) LP, a Cayman Islands exempted limited partnership and Ellington Private Opportunities Master Fund (B) LP, a Cayman Islands exempted limited partnership.

(c)	Affiliated fund.
(d)	The Fund’s investment in Ellington Private Opportunities Partners II LP was formed under a master-feeder fund structure for the purpose of investing all of its investable assets in Ellington Private Opportunities Master Funds II (A) LP, a Cayman Islands exempted limited partnership and Ellington Private Opportunities Master Fund II (B) LP, a Cayman Islands exempted limited partnership.
(e)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2023.
(f)	All or a portion the investment is a holding of Princeton Private Investments Holdings, LLC, a wholly-owned subsidiary of the Fund. See Note 2.
(g)	The Fund is not able to obtain complete underlying investment holdings details on each of the Underlying Funds to determine if the Fund's proportional, aggregated, indirect share of any investments held by the Fund exceeds 5% of net assets of the Fund as of June 30, 2023.
(h)	Percentage rounds to less than 0.1%.
(i)	The fair value of this investment is determined using significant unobservable inputs and is classified as level 3 on the GAAP hierarchy.
(j)	Zero coupon bond.
(j)	Percentage rounds to less than (0.1)%.
(k)	Negative balances represent accrued fund expenses and will be offset with future capital calls.